RELATED PARTY TRANSACTION - Schedule of Related Parties (Detail)	12 Months Ended
Dec. 31, 2019
Mr. Larry Xiangdong Chen
Related Party Transaction [Line Items]
Relationship with the Group	CEO and Chairman of the board of Directors of the Company
Beijing Youlian Global Education Technology Co., Ltd ("Beijing Youlian")
Related Party Transaction [Line Items]
Relationship with the Group	Equity method investment investee